NOTE RECEIVABLE (Details Narrative)	12 Months Ended
Dec. 31, 2017
Promissory note 2 [Member]
Interest rate	8.00%
Interest payable due date	Accrued and unpaid interest is payable on demand of the Company any time before March 29, 2017 or by March 29, 2017 if no demand is made prior to such date.
Promissory note 1 [Member]
Interest rate	8.00%
Interest payable due date	Accrued and unpaid interest is payable on demand of the Company any time before November 11, 2016 or by November 11, 2016 if no demand is made prior to such date.